Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	82,831,300	82,215,627	82,716,842	82,001,500
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	614,527	757,261	588,599	735,573
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	83,445,827	82,972,888	83,305,441	82,737,073